SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets	$ 3,217,806	$ 437,251
Fair value of assets and liabilities		437,251	$ 437,212
Investment In Gold [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets	441,777	437,251
Money Market Funds [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets	2,776,029
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets	3,217,806	437,251
Fair value of assets and liabilities		437,251	437,212
Fair Value, Inputs, Level 1 [Member] | Investment In Gold [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets	441,777	437,251
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets	2,776,029
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets
Fair value of assets and liabilities
Fair Value, Inputs, Level 2 [Member] | Investment In Gold [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets
Fair value of assets and liabilities
Fair Value, Inputs, Level 3 [Member] | Investment In Gold [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of assets